Revenues (Tables)	3 Months Ended
Mar. 31, 2022
Disaggregation of Revenue [Line Items]
Schedule of disaggregated by geographical region
	Three months ended March 31,
	2022	2021
	(U.S. $ in thousands)
Americas
Systems	$28,982	$21,357
Consumables	31,354	28,211
Service	38,231	32,545
Total Americas	98,567	82,113

EMEA
Systems	15,076	9,698
Consumables	17,825	12,803
Service	7,153	6,417
Total EMEA	40,055	28,918

Asia Pacific
Systems	10,458	8,825
Consumables	9,377	9,430
Service	4,972	4,903
Total Asia Pacific	24,807	23,158

Total Revenues	$163,429	$134,189

Schedule of revenue recognition
	Three months ended March 31,
	2022	2021
	(U.S. $ in thousands)
Revenues recognized in point in time from:
Products	$113,073	$90,324
Services	12,492	10,601
Total revenues recognized in point in time	125,565	100,925

Revenues recognized over time from:
Services	37,864	33,264
Total revenues recognized over time	37,864	33,264

Total Revenues	$163,429	$134,189

Schedule of changes in deferred revenue
	March 31,	December 31,
	2022	2021
	U.S. $ in thousands
Deferred revenue*	$74,363	$72,307